Events Occurring After the Balance Sheet Date - Additional Information (Details) - shares	Jul. 01, 2024	Jun. 21, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		45,221,586
Events After Reporting Period | Performance Rights | Ordinary Shares | Non-KMP employees
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	314,569
Events After Reporting Period | Exercise of Options | Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	3,415,759